Stock-Based Compensation - Employee Stock Purchase Plan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation
Stock-based compensation expense		$ 1,813	$ 1,920	$ 17			$ 32	$ 199	$ 48
RENEO PHARMACEUTICALS INC [Member]
Stock-Based Compensation
Stock-based compensation expense		$ 989		$ 1,207		$ 2,067	2,364	$ 5,112	4,320
RENEO PHARMACEUTICALS INC [Member] | 2021 Employee Stock Purchase Plan [Member]
Stock-Based Compensation
Number of shares issued						28,846		28,846
Termination year						2024-01
Stock-based compensation expense			$ 0			$ 0		$ 400	$ 200
RENEO PHARMACEUTICALS INC [Member] | UK Sharesave Sub-plan (SAYE) [Member]
Stock-Based Compensation
Options authorized		2,587				2,587		2,587
Number of shares issued	0
Stock-based compensation expense					$ 0		$ 0	$ 0